Share capital - Narrative (Details)	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Jun. 04, 2021 shares	Apr. 01, 2021 $ / shares	Dec. 14, 2020 SFr / shares	Sep. 30, 2020 SFr / shares	Sep. 28, 2020 $ / shares	May 19, 2020 SFr / shares	May 19, 2020 $ / shares	Apr. 24, 2020 SFr / shares	Apr. 16, 2020 SFr / shares	Apr. 15, 2020 $ / shares	Dec. 16, 2019 SFr / shares	Sep. 02, 2019 SFr / shares	Jul. 05, 2019 SFr / shares	Jun. 14, 2019 SFr / shares	Jun. 07, 2019 SFr / shares	Feb. 06, 2019 SFr / shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares) | shares	39,135,000	5,558,318
Par value per share (CHF per share) | (per share)	SFr 0.08		$ 0.08	SFr 0.08	SFr 0.08	$ 34.00	SFr 0.08	$ 19.00	SFr 0.08	SFr 0.08	$ 18.75	SFr 0.08	SFr 0.08	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.008
Number of shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees (in shares) | shares	11,700,000
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees | SFr	SFr 936,000
Shares reserved for exercise of options, other rights to receive shares or conversion rights granted to employees, par value (CHF per share) | SFr / shares	SFr 0.08
Authorised Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr	SFr 3,130,800
Conditional Share Capital
Disclosure of classes of share capital [line items]
Authorised share capital | SFr	SFr 1,624,000
Number of shares authorized (in shares) | shares	20,300,000
Par value per share (CHF per share) | SFr / shares	SFr 0.08